COMMITMENTS AND CONTINGENCIES - Future Minimum Rental Commitments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Future Minimum Lease Payments, Operating Leases:
2014	$ 41,648
2015	39,489
2016	34,600
2017	32,059
2018	26,810
Thereafter	242,077
Total Minimum Lease Payments	$ 416,683